Market Risk Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Market Risk Benefits
The following tables show a rollforward of MRB balances for variable annuity products, along with a reconciliation to the Company’s total net MRB positions as of the following dates:

	December 31, 2022
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$796,913	$(796,913)	$0
Effect of cumulative changes in non-performance risk	21,123	0	21,123
Balance, beginning of period, before effect of changes in non-performance risk	818,036	(796,913)	21,123
Attributed fees collected	117,867	(117,867)	0
Claims paid	(3,456)	3,456	0
Interest accrual	12,950	(12,950)	0
Actual in force different from expected	10,199	(10,199)	0
Effect of changes in interest rates	(642,920)	642,920	0
Effect of changes in equity markets	266,177	(266,177)	0
Effect of assumption update	(17,430)	17,430	0
Effect of changes in current period counterparty non-performance risk	0	142,046	142,046
Balance, end of period, before effect of changes in non-performance risk	561,423	(398,254)	163,169
Effect of cumulative changes in non-performance risk	(163,169)	0	(163,169)
Balance, end of period	$398,254	$(398,254)	$0

	December 31, 2021
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$1,205,571	$(1,205,571)	$0
Effect of cumulative changes in non-performance risk	60,792	0	60,792
Balance, beginning of period, before effect of changes in non-performance risk	1,266,363	(1,205,571)	60,792
Attributed fees collected	129,583	(129,583)	0
Claims paid	(199)	199	0
Interest accrual	2,200	(2,200)	0
Actual in force different from expected	934	(934)	0
Effect of changes in interest rates	(324,926)	324,926	0
Effect of changes in equity markets	(235,734)	235,734	0
Effect of assumption update	(20,185)	20,185	0
Effect of changes in current period counterparty non-performance risk	0	(39,669)	(39,669)
Balance, end of period, before effect of changes in non-performance risk	818,036	(796,913)	21,123
Effect of cumulative changes in non-performance risk	(21,123)	0	(21,123)
Balance, end of period	$796,913	$(796,913)	$0
The following table presents accompanying information to the rollforward table above. See Note 9 for information on "Net amount at risk".

	December 31, 2022	December 31, 2021
	Variable Annuities
	($ in thousands)
Net amount at risk(1)	$1,050,063	$128,292
Weighted-average attained age of contractholders	68	65
(1)For contracts with multiple benefit features, the highest net amount at risk for each contract is included.

The table below reconciles MRB asset and liability positions as of the following dates:

	December 31, 2022	December 31, 2021
	Variable Annuities
	(in thousands)
Market risk benefit assets	$558,624	$940,706
Market risk benefit liabilities	558,624	940,706
Net liability	$0	$0